Stockholders' Equity (Deficiency) (Details 4)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate		0.00%
Term - years		3 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	72.40%	77.50%
Risk-free rate	1.49%	1.00%
Term - years	7 months 6 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	87.10%	88.70%
Risk-free rate	2.86%	1.74%
Term - years	3 years 11 days